Long-term Debt Long-term Debt (Details) - USD ($)	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Mar. 01, 2018	Aug. 31, 2016	Aug. 26, 2016	Aug. 04, 2016
Debt Instrument [Line Items]
Face amount of debt	$ 605,000,000	$ 605,000,000	$ 1,250,000,000
Interest rate		3.75%	6.00%
Conversion of stock (in shares)	60,500,000	60,500,000	60,500,000
Conversion price (in dollars per share)	$ 10.00	$ 10	$ 10
Redemption period, end date	Nov. 13, 2020	Nov. 13, 2020	Nov. 13, 2020
Interest rate in event of default	7.75%	7.75%	7.75%
Percentage change of control	115.00%	115.00%	115.00%
Ownership percentage by arms length party, common shares	35.00%	35.00%	35.00%
Ownership percentage, common shares	50.00%	50.00%	50.00%
Long-term debt	$ 665,000,000	$ 782,000,000
Adoption 2016-1 Change in fair value of debenture from instrument-specific credit risk				$ 14,000,000
Debentures fair value adjustment recorded in earnings, income (charge)	117,000,000	(191,000,000)	$ (24,000,000)
Total decrease (increase) in fair value of the debenture			(24,000,000)
Interest expense, debt	24,000,000	$ 0	0
Periodic payment, interest	6,000,000
Related party principal amounts of 6% debentures owned			500,000,000
Related party principal amounts of 3.75% debenture owned	500,000,000
NCIB allowable principal amount of debenture for repurchase							$ 125,000,000
Repurchase amount - principal					$ 5,000,000
Repurchase amount					$ 5,300,000	$ 1,330,000,000
Debt instrument repurchased - interest amount						$ 19,000,000
Repurchase date		Sep. 02, 2016
Selling Marketing And Administration Expenses
Debt Instrument [Line Items]
Interest expense, debt	$ 24,000,000	$ 23,000,000	48,000,000
3.75% Debenture
Debt Instrument [Line Items]
Interest rate	3.75%
Percent of debt holders (not less than)	25.00%
Par value of convertible debentures	$ 1,000
Convertible debt, number of shares upon conversion (in shares)	100
Long-term debt	$ 665,000,000	782,000,000
Unpaid principal balance	605,000,000
Fair Value, Option, Aggregate Differences, Long-term Debt Instruments	(60,000,000)
Debenture fair value adjustment from instrument-specific credit components recorded in other comprehensive income (loss) - income (charge)	0	0	0
Debentures fair value adjustment recorded in earnings, income (charge)	117,000,000	(191,000,000)	$ 14,000,000
Total decrease (increase) in fair value of the debenture	$ 117,000,000	$ (191,000,000)
6% Debenture
Debt Instrument [Line Items]
Interest rate			6.00%
Debentures fair value adjustment recorded in earnings, income (charge)			$ (38,000,000)